Cash	12 Months Ended
Dec. 31, 2025
Cash [Abstract]
CASH

NOTE 4A: CASH

	December 31,
	2025	2024

Denominated in U.S. dollar (*)	$2,689	2,137
Denominated in New Israeli Shekel	8,914	1,226
Denominated in other currencies	222	5
	$11,825	$3,368

(*)	As of December 31, 2025, including short-term bank deposits for a period less than 3 months at an average interest rate of 7.25%.